UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant's telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1.            Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Statement of Investments (Unaudited)

as of September 30, 2007

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
INFORMATION TECHNOLOGY			2.16
SYSTEMS SOFTWARE
4,000	MICROSOFT CORP.	117,840
		117,840	2.16
TELECOMMUNICATION SERVICES			1.31
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	71,600
		71,600	1.31
UTILITIES			3.39
ELECTRIC UTILITIES
4,000	PPL CORP.	185,200
		185,200	3.39
TOTAL COMMON STOCK (Cost: $262,790)		374,640	6.85

US GOVT SECURITIES
US GOVERNMENT AGENCY			84.55
US GOVERNMENT AGENCY
500,000	FEDERAL HOME LN MTG CORP. 5.00% 12/23/11	499,881
25,000	FEDERAL HOME LN MTG CORP. 5.00% 01/17/12	24,990
100,000	FEDERAL HOME LN MTG CORP. 5.25% 04/25/12	100,053
100,000	FEDERAL HOME LN MTG CORP. 5.45% 08/09/13	100,117
50,000	FEDERAL HOME LN MTG CORP. 5.25% 02/18/14	49,814
50,000	FEDERAL HOME LN MTG CORP. 5.50% 12/30/14	49,952
65,000	FEDERAL HOME LN MTG CORP. 5.35% 01/27/15	64,820
45,000	FEDERAL HOME LN MTG CORP. 5.35% 02/05/15	44,845
150,000	FEDERAL HOME LN MTG CORP. 6.125% 12/01/15	150,364
100,000	FEDERAL HOME LN MTG CORP. 6.00% 08/25/16	100,838
50,000	FEDERAL HOME LN MTG CORP. 5.00% 12/15/17 STEP	49,975
70,000	FEDERAL HOME LOAN BANK 4.30% 05/05/09	69,725
37,500	FEDERAL HOME LOAN BANK 4.55% 05/26/09	37,435
100,000	FEDERAL HOME LOAN BANK 5.50% 12/08/09	100,006
100,000	FEDERAL HOME LOAN BANK 5.75% 08/20/10	100,173
100,000	FEDERAL HOME LOAN BANK 5.50% 01/26/11	100,006
100,000	FEDERAL HOME LOAN BANK 5.23% 09/01/11	100,005
300,000	FEDERAL HOME LOAN BANK 5.625% 03/19/12	300,774
115,000	FEDERAL HOME LOAN BANK 5.35% 05/09/12	115,006
44,912	FEDERAL HOME LOAN BANK 5.24% 12/17/12	44,882
550,909	FEDERAL HOME LOAN BANK 5.35% 12/24/12	550,937
100,000	FEDERAL HOME LOAN BANK 6.25% 10/27/15	100,121
100,000	FEDERAL HOME LOAN BANK 6.00% 06/14/17	100,145
100,000	FEDERAL NATL MTG ASSOC. 5.50% 10/17/11 STEP	100,048

30,000	FEDERAL NATL MTG ASSOC. 5.625% 02/28/12	30,009
48,000	FEDERAL NATL MTG ASSOC. 5.375% 08/23/12	48,009
200,000	FEDERAL NATL MTG ASSOC. 5.25% 12/26/12	200,073
50,000	FEDERAL NATL MTG ASSOC. 5.25% 01/28/13	49,988
535,000	FEDERAL NATL MTG ASSOC. 5.25% 01/28/13	534,900
100,000	FEDERAL NATL MTG ASSOC. 6.125% 08/28/14	100,206
100,000	FEDERAL NATL MTG ASSOC. 6.00% 02/08/16	100,141
100,000	FEDERAL NATL MTG ASSOC. 6.125% 03/21/16	100,447
90,000	FEDERAL NATL MTG ASSOC. 6.00% 10/11/16	90,035
200,000	FEDERAL NATL MTG ASSOC. 6.25% 08/21/17	202,191
112,000	FEDERAL NATL MTG ASSOC. 5.75% 11/07/17	111,791
		4,622,698	84.55
TOTAL US GOVT SECURITIES (Cost: $4,616,147)		4,622,698	84.55

PREFERRED STOCK			4.50
FINANCIAL
DIVERSIFIED BANKS
2,000	BARCLAYS BANK 7.10% PFD	50,300
4,000	BARCLAYS BANK 6.625% PFD	96,760
		147,060	2.69
LIFE/HEALTH INSUR
4,000	METLIFE INC. 6.50% PFD	98,760
		98,760	1.81
TELECOMMUNICATION SERVICES			1.74
INTG TELECOMM SRVCS
4,000	AT&T INC. 6.375% PFD	95,280
		95,280	1.74
TOTAL PREFERRED STOCK (Cost: $350,000)		341,100	6.24

SHORT TERM INVESTMENTS
MONEY MARKET			1.56
85,154	UMB MONEY MARKET FIDUCIARY	85,154
		85,154	1.56
TOTAL SHORT TERM INVESTMENTS (Cost: $85,154)		85,154	1.56

TOTAL INVESTMENTS (Cost: $5,314,091)		5,423,592	99.20

OTHER ASSETS LESS LIABILITIES		43,760	0.80

TOTAL NET ASSETS		5,467,352	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of September 30, 2007

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			0.82
DISTRIBUTORS
1,000	GENUINE PARTS CO.	50,000
		50,000	0.50
HOME IMPROVEMENT
1,000	HOME DEPOT, INC.	32,440
		32,440	0.32
CONSUMER STAPLES			2.45
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	175,850
		175,850	1.76
PACKAGED FOODS/MEATS
1,000	ALTRIA GROUP INC.	69,530
		69,530	0.69
ENERGY			6.05
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM PLC ADR	69,350
1,000	CONOCOPHILLIPS	87,770
3,000	MARATHON OIL CORP.	171,060
1,000	OCCIDENTAL PETROLEUM	64,080
		392,260	3.92
OIL & GAS DRILLING
1,000	ULTRA PETROLEUM *	62,040
		62,040	0.62
OIL & GAS EXPLR/PROD
1,000	APACHE CORP.	90,060
1,000	XTO ENERGY INC.	61,840
		151,900	1.52
FINANCIAL			7.05
DIVERSIFIED BANKS
4,000	BANK OF AMERICA CORP.	201,080
2,000	WACHOVIA CORP.	100,300
		301,380	3.01
MULTI LINE INSURANCE
2,000	AMERICAN INT’L GROUP INC.	135,300
		135,300	1.35

PROPERTY & CAS INSUR
1,000	CHUBB CORP.	53,640
		53,640	0.54
REGIONAL BANKS
1,000	WILMINGTON TRUST CO.	38,900
		38,900	0.39
THRIFTS&MTG FINANCE
5,000	WASHINGTON MUTUAL INC.	176,550
		176,550	1.76
HEALTH CARE			4.24
PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC	105,699
3,000	JOHNSON & JOHNSON	197,100
5,000	PFIZER INC.	122,150
		424,949	4.24
INDUSTRIALS			4.08
AEROSPACE & DEFENSE
2,000	HONEYWELL INTERNATIONAL INC.	118,940
		118,940	1.19
INDUSTRIAL CONGLOMER
7,000	GENERAL ELECTRIC CO.	289,800
		289,800	2.89
INFORMATION TECHNOLOGY			1.47
SYSTEMS SOFTWARE
5,000	MICROSOFT CORP.	147,300
		147,300	1.47
MATERIALS			0.49
DIVERSIFIED CHEMICAL
1,000	DU PONT E I DE NEMOURS & CO.	49,560
		49,560	0.49
TELECOMMUNICATION SERVICES			1.85
INTG TELECOMM SRVCS
1,000	AT&T, INC.	42,310
10,000	CITIZENS COMMUNICATIONS CO.	143,200
		185,510	1.85
UTILITIES			1.91
MULTI UTILITIES/POWR
1,000	DOMINION RESOURCES	84,300
1,000	DUKE ENERGY CORP.	18,690
1,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	87,990
		190,980	1.91
TOTAL COMMON STOCK (Cost: $2,523,911)		3,046,829	30.42

CORPORATE BOND
CONSUMER DISCRETIONARY			7.42
BROADCAST & CABLE TV
419,000	LIBERTY MEDIA CORP. 7.75% 07/15/09	427,524
		427,524	4.27
GENL MERCHANDISE STR
281,000	DAYTON HUDSON CO. 8.60% 01/15/12	315,594
		315,594	3.15
ENERGY			4.79
INTEGRATED OIL & GAS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	163,852
125,000	ENRON OIL & GAS 6.50% 12/01/07	125,082
170,000	TEXACO CAPITAL 8.625% 06/30/10	190,579
		479,512	4.79
FINANCIAL			12.66
CONSUMER FINANCE
100,000	AMERICAN EXPRESS 5.56% 10/20/09 FLOAT	99,455
100,000	HOUSEHOLD FINANCE CO. 3.49% 09/10/09 FLOAT	94,879
107,000	SLM CORP. 4.29% 03/15/09 FLOAT	101,405
99,000	SLM CORP. 4.44% 03/15/09 FLOAT	94,024
		389,763	3.89
DIVERSIFIED BANKS
100,000	DEUTSCHE BANK 5.75% 02/15/12	100,013
		100,013	1.00
INVESTMENT BANK/BRKG
100,000	LEHMAN BROTHERS HOLD 6.00% 04/01/11	100,375
112,000	MERRILL LYNCH 3.76% 04/15/08 FLOAT	110,328
		210,703	2.10
SPECIALIZED FINANCE
100,000	GENERAL ELECTRIC CAPITAL 5.66% 03/04/08 FLOAT	99,962
50,000	GENERAL ELECTRIC CAPITAL 8.875% 05/15/09	53,020
371,000	GENERAL ELECTRIC CAPITAL 8.125% 05/15/12	414,338
		567,320	5.66
MATERIALS			1.00
DIVERSIFIED CHEMICAL
100,000	DOW CHEMICAL 5.00% 11/15/07	99,921
		99,921	1.00
TELECOMMUNICATION SERVICES			4.76
INTG TELECOMM SRVCS
100,000	ALLTEL CORP. 7.00% 03/15/16	83,702
381,073	BELLSOUTH TELECOMMUN 6.30% 12/15/15	393,511
		477,213	4.76

UTILITIES			6.60
ELECTRIC UTILITIES
255,000	COMMONWEALTH EDISON 8.00% 05/15/08	258,619
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	242,005
		500,624	5.00
GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	160,706
		160,706	1.60
TOTAL CORPORATE BOND (Cost: $3,751,451)		3,728,893	37.23

US GOVT SECURITIES
US GOVERNMENT AGENCY			24.21
US GOVERNMENT AGENCY
33,000	FEDERAL HOME LN MTG CORP. 5.125% 03/10/14	32,827
100,000	FEDERAL HOME LN MTG CORP. 5.80% 10/20/15	100,060
50,000	FEDERAL HOME LN MTG CORP. 6.125% 12/01/15	50,121
100,000	FEDERAL HOME LN MTG CORP. 6.00% 04/11/22	99,296
100,000	FEDERAL HOME LOAN BANK 5.25% 06/15/09	100,152
100,000	FEDERAL HOME LOAN BANK 5.50% 12/07/09	100,179
160,000	FEDERAL HOME LOAN BANK 5.00% 10/28/11 STEP	160,071
200,000	FEDERAL HOME LOAN BANK 5.625% 03/19/12	200,516
50,000	FEDERAL HOME LOAN BANK 5.375% 09/07/12	50,003
100,000	FEDERAL HOME LOAN BANK 6.25% 10/27/15	100,121
100,000	FEDERAL HOME LOAN BANK 6.00% 06/15/17	101,413
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	102,635
50,000	FEDERAL HOME LOAN BANK 6.00% 04/21/20	49,830
75,000	FEDERAL NATL MTG ASSOC. 5.55% 05/22/12	75,433
100,000	FEDERAL NATL MTG ASSOC. 5.875% 08/09/13 STEP	100,026
250,000	FEDERAL NATL MTG ASSOC. 6.125% 08/28/14	250,514
100,000	FEDERAL NATL MTG ASSOC. 6.00% 09/25/14	100,243
100,000	FEDERAL NATL MTG ASSOC. 5.50% 11/17/14	99,806
100,000	FEDERAL NATL MTG ASSOC. 6.00% 10/09/15	100,027
50,000	FEDERAL NATL MTG ASSOC. 5.50% 08/03/16 STEP	50,010
100,000	FEDERAL NATL MTG ASSOC. 6.25% 03/22/17	100,650
100,000	FEDERAL NATL MTG ASSOC. 6.25% 08/21/17	101,096
100,000	FEDERAL NATL MTG ASSOC. 6.25% 01/25/21	100,051
100,000	FEDERAL NATL MTG ASSOC. 6.55% 08/23/21	100,120
		2,425,200	24.21
TOTAL US GOVT SECURITIES (Cost: $2,415,998)		2,425,200	24.21

PREFERRED STOCK
FINANCIAL			5.94
DIVERSIFIED BANKS
2,000	BAC TRUST VIII 6.00% PFD	45,120
2,000	BARCLAYS BANK 6.625% PFD	48,380
2,000	BARCLAYS BANK 7.10% PFD	50,300
3,000	DEUTSCHE BANK 6.625% PFD	71,940
5,000	HSBC HOLDINGS PLC 6.20% PFD A	112,300
		328,040	3.28

INVESTMENT BANK/BRKG
2,000	MERRILL LYNCH 6.45% PFD	45,840
2,000	MERRILL LYNCH 6.375% PFD	47,960
		93,800	0.94
LIFE/HEALTH INSUR
3,000	METLIFE INC. 6.50% PFD	74,070
2,500	PHOENIX COMPANIES INC. 7.45% 01/15/32 PFD	60,625
		134,695	1.34
THRIFTS&MTG FINANCE
2,000	COUNTRYWIDE CAPITAL 7.00% PFD V	38,500
		38,500	0.38
TELECOMMUNICATION SERVICES			0.48
INTG TELECOMM SRVCS
2,000	AT&T INC. 6.375% PFD	47,640
		47,640	0.48
UTILITIES			0.48
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	48,280
		48,280	0.48
TOTAL PREFERRED STOCK (Cost: $737,560)		690,955	6.90

SHORT TERM INVESTMENTS
MONEY MARKET			0.85
84,629	UMB MONEY MARKET FIDUCIARY	84,629
		84,629	0.85
TOTAL SHORT TERM INVESTMENTS (Cost: $84,629)		84,629	0.85

TOTAL INVESTMENTS (Cost: $9,513,549)		9,976,505	99.61

OTHER ASSETS LESS LIABILITIES		38,591	0.39

TOTAL NET ASSETS		10,015,097	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of September 30, 2007

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			3.79
BROADCAST & CABLE TV
11,250	LIBERTY MEDIA INTERACTIVE CORP. A *	216,113
7,200	LIBERTY GLOBAL INC. A *	295,344
		511,457	1.18
MOVIES/ENTERTAINMENT
10,000	CBS CORP. B	315,000
18,000	TIME WARNER INC.	330,480
3,750	VIACOM INC. B *	146,138
10,000	WALT DISNEY CO.	343,900
		1,135,518	2.61
CONSUMER STAPLES			4.60
HOUSEHOLD PRODUCTS
12,000	PROCTER & GAMBLE CO.	844,080
		844,080	1.94
SOFT DRINKS
10,000	CADBURY SCHWEPPES PLC ADR	465,200
12,000	COCA-COLA CO.	689,640
		1,154,840	2.66
ENERGY			13.91
INTEGRATED OIL & GAS
6,000	BRITISH PETROLEUM PLC ADR	416,100
8,000	CONOCOPHILLIPS	702,160
		1,118,260	2.57
OIL & GAS EQUIP/SERV
12,000	CAMERON INTERNATIONAL *	1,107,480
8,000	GRANT PRIDECO INC. *	436,160
5,000	HALLIBURTON	192,000
		1,735,640	3.99
OIL & GAS EXPLR/PROD
15,000	DEVON ENERGY CORP.	1,248,000
7,500	SUNCOR ENERGY INC.	711,075
		1,959,075	4.50
OIL&GAS REF/MKT/TRAN
8,750	SPECTRA ENERGY CORP.	214,200
30,000	WILLIAMS COMPANIES INC.	1,021,800
		1,236,000	2.84

FINANCIAL			12.76
CONSUMER FINANCE
10,000	AMERICAN EXPRESS CO.	593,700
		593,700	1.37
DIVERSIFIED BANKS
35,000	BANCO LATINAMERICANO DE EXPORTACIONES	636,300
		636,300	1.46
DIVERSIFIED FINANCL
10,000	CITIGROUP INC.	466,700
		466,700	1.07
LIFE/HEALTH INSUR
7,500	METLIFE, INC.	522,975
		522,975	1.20
MULTI LINE INSURANCE
6	BERKSHIRE HATHAWAY INC. - CL A *	711,060
1,000	WHITE MOUNTAINS INSURANCE	519,750
		1,230,810	2.83
PROPERTY & CAS INSUR
10,000	CHUBB CORP.	536,400
		536,400	1.23
SPECIALIZED FINANCE
10,000	MOODYS CORP.	504,000
		504,000	1.16
THRIFTS&MTG FINANCE
6,000	FEDERAL HOME LN MTG CORP.	354,060
20,000	WASHINGTON MUTUAL INC.	706,200
		1,060,260	2.44
HEALTH CARE			6.06
HEALTH CARE EQUIP
3,750	COVIDIEN LTD. *	155,625
12,000	PERKINELMER	350,520
		506,145	1.16
PHARMACEUTICALS
15,000	BRISTOL-MYERS SQUIBB CO.	432,300
7,500	JOHNSON & JOHNSON	492,750
15,000	MYLAN LABORATORIES INC.	239,400
25,000	PFIZER INC.	610,750
8,000	WYETH	356,400
		2,131,600	4.90
INDUSTRIALS			9.31
AEROSPACE & DEFENSE
7,500	BOEING CO.	787,425
15,000	CUBIC CORP.	632,550
		1,419,975	3.26

AIR FREIGHT/SHIPPING
5,000	UNITED PARCEL SERVICE INC.	375,500
		375,500	0.86
COMMERCIAL PRINTING
5,000	R H DONNELLEY CORP. *	280,100
		280,100	0.64
CONSTRUCTION & MACH
10,000	INGERSOLL-RAND COMPANY LTD. A	544,700
		544,700	1.25
DIVERSIFIED COML SRV
15,000	GATX CORP.	641,250
		641,250	1.47
INDUSTRIAL CONGLOMER
15,000	GENERAL ELECTRIC CO.	621,000
3,750	TYCO INTERNATIONAL LTD.	166,275
		787,275	1.81
INFORMATION TECHNOLOGY			6.39
COMMUNICATIONS EQUIP
30,000	NOKIA CORP - ADR A	1,137,900
		1,137,900	2.62
COMPUTER STORAGE/PER
10,000	SANDISK CORP. *	551,000
		551,000	1.27
DATA PROCESSING SRV
8,000	AUTOMATIC DATA PROCESSING INC.	367,440
		367,440	0.84
ELECTRONIC EQ MANUF
3,750	TYCO ELECTRONICS LTD	132,863
		132,863	0.31
SYSTEMS SOFTWARE
20,000	MICROSOFT CORP.	589,200
		589,200	1.35
MATERIALS			5.24
DIVERSIFD METAL/MNG
4,000	RIO TINTO PLC	1,373,600
		1,373,600	3.16
STEEL
16,000	RELIANCE STEEL & ALUMINUM CO.	904,640
		904,640	2.08

UTILITIES			1.47
ELECTRIC UTILITIES
7,000	ALLETE INC.	313,320
		313,320	0.72
MULTI UTILITIES/POWR
17,500	DUKE ENERGY CORP.	327,075
		327,075	0.75
TOTAL COMMON STOCK (Cost: $15,713,737)		27,629,597	63.53

CORPORATE BOND
CONSUMER DISCRETIONARY			1.05
AUTO PARTS & EQUIP
100,000	BORG WARNER 8.00% 10/01/19	114,342
		114,342	0.26
GENL MERCHANDISE STR
178,000	DAYTON HUDSON CO. 8.60% 01/15/12	199,914
		199,914	0.46
HOME FURNISHINGS
143,000	WHIRLPOOL CORP. 9.10% 02/01/08	144,554
		144,554	0.33
CONSUMER STAPLES			0.72
DISTILLERS & VINTNER
310,000	SEAGRAMS & SONS 7.00% 04/15/08	313,138
		313,138	0.72
ENERGY			6.18
INTEGRATED OIL & GAS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	571,929
600,000	ENRON OIL & GAS 6.50% 12/01/07	600,391
245,000	PHILLIPS PETE 7.125% 03/15/28	251,641
		1,423,961	3.27
OIL & GAS EXPLR/PROD
255,000	BURLINGTON RESOURCES 6.40% 08/15/11	266,014
190,000	DEVON ENERGY CORP. 10.125% 11/15/09	208,835
		474,849	1.09
OIL&GAS REF/MKT/TRAN
217,000	KINDER MORGAN 6.50% 09/01/13	221,407
296,000	PREMCOR REFINING 7.50% 06/15/15	308,534
250,000	SPECTRA ENERGY 7.50% 10/01/09	260,794
		790,735	1.82
FINANCIAL			8.96
CONSUMER FINANCE
185,000	GMAC 4.375% 12/10/07	184,100
60,000	GMAC 5.20% 04/15/08	58,912
200,000	GMAC 5.00% 05/15/08	195,445

209,000	GMAC 8.875% 06/01/10	211,920
115,000	HOUSEHOLD FINANCE CO. 3.61% 01/10/09 FLOAT	111,229
258,000	HOUSEHOLD FINANCE CO. 3.33% 03/10/09 FLOAT	246,818
100,000	HOUSEHOLD FINANCE CO. 3.61% 04/10/09 FLOAT	96,248
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	258,656
100,000	SLM CORP. 4.79% 06/15/09 FLOAT	94,705
100,000	SLM CORP. 4.84% 09/15/09 FLOAT	94,074
		1,552,106	3.57
DIVERSIFIED BANKS
490,000	BANK OF AMERICA 6.50% 03/15/08	492,407
		492,407	1.13
INVESTMENT BANK/BRKG
100,000	MERRILL LYNCH 3.76% 04/15/08 FLOAT	98,507
200,000	MERRILL LYNCH 3.85% 03/02/09 FLOAT	194,330
		292,837	0.67
LIFE/HEALTH INSUR
125,000	JOHN HANCOCK LIFE 4.21% 04/15/09 FLOAT	122,338
325,000	TRANSAMERICA CORP. 9.375% 03/01/08	328,912
		451,250	1.04
SPECIALIZED FINANCE
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	347,329
250,000	INT’L LEASE FINANCE 5.69% 07/11/11 FLOAT	247,306
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	513,171
		1,107,806	2.55
INDUSTRIALS			0.73
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	318,455
		318,455	0.73
INFORMATION TECHNOLOGY			0.25
COMPUTER HARDWARE
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	110,826
		110,826	0.25
MATERIALS			0.59
ALUMINUM
250,000	ALCOA 6.00% 01/15/12	254,974
		254,974	0.59
TELECOMMUNICATION SERVICES			5.05
INTG TELECOMM SRVCS
750,000	ALLTEL CORP. 7.00% 03/15/16	627,762
1,313,000	GTE SOUTH INC. 6.00% 02/15/08	1,315,581
250,000	NEXTEL COMMUNICATION 7.375% 08/01/15	254,076
		2,197,420	5.05

UTILITIES			2.29
MULTI UTILITIES/POWR
125,000	BALTIMORE G&E 6.625% 03/15/08
200,000	FLORIDA POWER & LIGHT 6.00% 06/01/08	125,491
250,000	NORTHWESTERN CORP. 7.00% 08/15/23	200,932
220,000	PACIFICORP 6.375% 05/15/08	249,725
150,000	POTOMAC ELEC. POWER 6.25% 10/15/07	221,688
43,001	RELIANT ENERGY MID ALT 9.237% 07/02/17	150,006
		46,226
		994,069	2.29
TOTAL CORPORATE BOND (Cost: $11,352,492)		11,233,643	25.83

US GOVT SECURITIES
US GOVERNMENT AGENCY			8.89
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LN MTG CORP 6.00% 04/10/14
175,000	FEDERAL HOME LN MTG CORP 6.125% 12/01/15	100,007
200,000	FEDERAL HOME LN MTG CORP 6.00% 02/08/17	175,425
200,000	FEDERAL HOME LN MTG CORP 6.125% 06/19/17	200,666
200,000	FEDERAL HOME LOAN BANK 5.50% 06/05/09	201,713
165,000	FEDERAL HOME LOAN BANK 5.00% 11/16/11 STEP	200,355
450,000	FEDERAL HOME LOAN BANK 5.51% 01/23/12	165,123
200,000	FEDERAL HOME LOAN BANK 5.625% 03/01/12	451,296
265,000	FEDERAL HOME LOAN BANK 5.70% 03/09/12	200,407
150,000	FEDERAL HOME LOAN BANK 5.625% 03/19/12	265,081
100,000	FEDERAL HOME LOAN BANK 6.30% 07/17/13	150,387
250,000	FEDERAL HOME LOAN BANK 6.05% 08/02/13	100,481
200,000	FEDERAL HOME LOAN BANK 6.00% 12/21/16	251,144
100,000	FEDERAL NATL MTG ASSOC. 5.00% 09/30/09 STEP	200,389
200,000	FEDERAL NATL MTG ASSOC. 6.00% 09/25/14	100,000
250,000	FEDERAL NATL MTG ASSOC. 6.50% 07/26/16	200,487
250,000	FEDERAL NATL MTG ASSOC. 6.25% 08/15/16	251,446
300,000	FEDERAL NATL MTG ASSOC. 6.00% 01/10/17	251,376
100,000	FEDERAL NATL MTG ASSOC. 6.00% 06/17/19 STEP	300,088
		100,028
		3,865,899	8.89
TOTAL US GOVT SECURITIES (Cost: $3,854,401)		3,865,899	8.89

PREFERRED STOCK
FINANCIAL			0.81
DIVERSIFIED BANKS
5,000	BARCLAYS BANK 7.10% PFD
		125,750
		125,750	0.29
MULTI LINE INSURANCE
5,000	AIG 6.45% PFD
5,000	ING GROEP NV 6.375% PFD	115,000
		110,400
		225,400	0.52
TELECOMMUNICATION SERVICES			0.55
INTG TELECOMM SRVCS
10,000	AT&T INC. 6.375% PFD
		238,200
		238,200	0.55
TOTAL PREFERRED STOCK (Cost: $624,938)		589,350	1.35

SHORT TERM INVESTMENTS
MONEY MARKET			0.30
132,009	UMB MONEY MARKET FIDUCIARY
		132,009
		132,009	0.30
TOTAL SHORT TERM INVESTMENTS (Cost: $132,009)		132,009	0.30

TOTAL INVESTMENTS (Cost: $31,677,577)		43,450,499	99.90

OTHER ASSETS LESS LIABILITIES		43,417	0.10

TOTAL NET ASSETS		43,493,916	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Growth Fund

Statement of Investments (Unaudited)

as of September 30, 2007

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			0.34
HOME IMPROVEMENT
500	HOME DEPOT, INC.	16,220
		16,220	0.34
CONSUMER STAPLES			3.00
PERSONAL PRODUCTS
2,000	CHATTEM INC. *	141,040
		141,040	3.00
ENERGY			33.70
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM PLC ADR	69,350
1,500	CONOCOPHILLIPS	131,655
4,000	MARATHON OIL CORP.	228,080
1,000	OCCIDENTAL PETROLEUM	64,080
		493,165	10.48
OIL & GAS DRILLING
1,000	ULTRA PETROLEUM *	62,040
		62,040	1.32
OIL & GAS EQUIP/SERV
1,500	CARBO CERAMICS INC.	76,095
2,000	FMC TECHNOLOGIES *	115,320
5,000	MITCHAM INDUSTRIES INC. *	96,400
1,000	NATIONAL OILWELL VARCO, INC. *	144,500
		432,315	9.18
OIL & GAS EXPLR/PROD
2,000	APACHE CORP.	180,120
2,000	CHESAPEAKE ENERGY CORP.	70,520
1,000	XTO ENERGY INC.	61,840
		312,480	6.64
OIL&GAS REF/MKT/TRAN
3,000	HORNBECK OFFSHORE SERVICES, INC. *	110,100
4,000	KIRBY CORP. *	176,560
		286,660	6.09
FINANCIAL			4.12
DIVERSIFIED BANKS
1,000	WACHOVIA CORP.	50,150
		50,150	1.07

REGIONAL BANKS
4,000	EAST WEST BANCORP, INC.	143,840
		143,840	3.06
HEALTH CARE			24.15
HEALTH CARE EQUIP
500	BECTON DICKINSON & CO.	41,025
3,000	ST. JUDE MEDICAL INC. *	132,210
2,000	ZIMMER HOLDINGS INC. *	161,980
		335,215	7.12
HEALTH CARE SERVICES
2,000	QUEST DIAGNOSTICS, INC.	115,540
		115,540	2.45
MANAGED HEALTH CARE
5,000	AMERICA SERVICES GROUP *	56,750
3,000	UNITEDHEALTH GROUP INC.	145,290
2,750	WELLPOINT *	217,030
		419,070	8.90
PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC	106,400
2,000	JOHNSON & JOHNSON	131,400
1,200	PFIZER INC.	29,316
		267,116	5.67
INDUSTRIALS			11.20
AEROSPACE & DEFENSE
1,000	BOEING CO.	104,990
1,000	HONEYWELL INTERNATIONAL INC.	59,470
		164,460	3.49
CONSTRUCTION & MACH
3,000	CHICAGO BRIDGE & IRON CO. NV	129,180
		129,180	2.74
INDUSTRIAL CONGLOMER
4,000	GENERAL ELECTRIC CO.	165,600
		165,600	3.52
INDUSTRIAL MACHINERY
1,000	ITT CORP.	67,930
		67,930	1.44
INFORMATION TECHNOLOGY			8.86
COMMUNICATIONS EQUIP
2,500	CISCO SYSTEMS INC. *	82,775
1,500	QUALCOMM INC.	63,390
		146,165	3.10

ELECTRONIC EQ MANUF
2,000	ITRON INC. *	186,140
		186,140	3.95
SEMICONDUCTORS
1,000	INTEL CORP.	25,860
		25,860	0.55
SYSTEMS SOFTWARE
2,000	MICROSOFT CORP.	58,920
		58,920	1.25
MATERIALS			6.68
FOREST PRODUCTS
1,000	LOUISIANA PACIFIC CORP.	16,970
		16,970	0.36
SPECIALTY CHEMICALS
3,000	LYONDELL CHEMICAL CO.	139,050
		139,050	2.95
STEEL
5,000	COMMERCIAL METALS CO.	158,250
		158,250	3.36
TELECOMMUNICATION SERVICES			1.52
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	71,600
		71,600	1.52
TOTAL COMMON STOCK (Cost: $3,209,828)		4,404,976	93.57

SHORT TERM INVESTMENTS
MONEY MARKET			6.60
310,807	UMB MONEY MARKET FIDUCIARY	310,807
		310,807	6.60
TOTAL SHORT TERM INVESTMENTS (Cost: $310,807)		310,807	6.60

TOTAL INVESTMENTS (Cost: $3,520,635)		4,715,783	100.17

OTHER ASSETS LESS LIABILITIES		(8,072)	(0.17)

TOTAL NET ASSETS		4,707,711	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Multi-Cap Value Fund

Statement of Investments (Unaudited)

as of September 30, 2007

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.18
FOOTWEAR
20,000	K-SWISS INC.	458,200
		458,200	2.86
HOME IMPROVEMENT
11,500	HOME DEPOT, INC.	373,060
		373,060	2.33
CONSUMER STAPLES			9.68
AGRICULTURAL PRODUCT
15,200	ARCHER-DANIELS- MIDLAND CO.	502,816
		502,816	3.14
HOUSEHOLD PRODUCTS
13,000	ALBERTO CULVER CO.	322,270
		322,270	2.01
HYPERMKTS/SUPER CTRS
9,400	WAL-MART STORES INC.	410,310
		410,310	2.56
PERSONAL PRODUCTS
37,500	SALLY BEAUTY HOLDINGS *	316,875
		316,875	1.98
ENERGY			22.28
INTEGRATED OIL & GAS
6,000	CHEVRON CORP.	561,480
8,600	MARATHON OIL CORP.	490,372
		1,051,852	6.56
OIL & GAS EQUIP/SERV
34,000	ION GEOPHYSICAL CORP. *	470,220
27,000	MITCHAM INDUSTRIES INC. *	520,560
9,000	TIDEWATER CORP.	565,560
		1,556,340	9.71
OIL & GAS EXPLR/PROD
5,500	APACHE CORP.	495,330
13,300	CHESAPEAKE ENERGY CORP.	468,958
		964,288	6.01

FINANCIAL			16.48
DIVERSIFIED FINANCL
14,000	CITIGROUP INC.	653,380
		653,380	4.08
INVESTMENT BANK/BRKG
2,100	GOLDMAN SACHS GROUP INC.	455,154
		455,154	2.84
MULTI LINE INSURANCE
7,600	AMERICAN INT’L GROUP INC.	514,140
		514,140	3.21
SPECIALIZED FINANCE
20,000	WESTERN UNION CO.	419,400
		419,400	2.62
THRIFTS&MTG FINANCE
17,000	WASHINGTON MUTUAL INC.	600,270
		600,270	3.74
HEALTH CARE			9.53
HEALTH CARE EQUIP
5,125	COVIDIEN LTD. *	212,688
		212,688	1.33
MANAGED HEALTH CARE
9,800	UNITEDHEALTH GROUP INC.	474,614
		474,614	2.96
PHARMACEUTICALS
7,200	GLAXOSMITHKLINE PLC	380,515
7,000	JOHNSON & JOHNSON	459,900
		840,415	5.24
INDUSTRIALS			23.06
AEROSPACE & DEFENSE
10,100	HONEYWELL INTERNATIONAL INC.	600,647
		600,647	3.75
ELECTRICAL COMPON/EQ
29,500	SAIC INC. *	566,105
		566,105	3.53
INDUSTRIAL CONGLOMER
6,000	3M CO.	561,480
7,000	LUFKIN INDUSTRIES INC.	385,140
5,125	TYCO INTERNATIONAL LTD.	227,243
		1,173,863	7.32
INDUSTRIAL MACHINERY
14,500	GRACO INC.	567,095
		567,095	3.54

RAILROADS & TRUCKING
14,000	GENESEE & WYOMING *	403,760
12,000	KANSAS CITY SOUTHERN *	386,040
		789,800	4.93
INFORMATION TECHNOLOGY			7.36
ELECTRONIC EQ MANUF
5,125	TYCO ELECTRONICS LTD.	181,579
		181,579	1.13
SEMICONDUCTORS
22,000	INTEL CORP.	568,920
		568,920	3.55
SYSTEMS SOFTWARE
14,600	MICROSOFT CORP.	430,116
		430,116	2.68
MATERIALS			11.44
DIVERSIFD METAL/MNG
20,000	ARCH COAL INC.	674,800
		674,800	4.21
SPECIALTY CHEMICALS
22,000	H.B. FULLER	652,960
		652,960	4.07
STEEL
16,000	COMMERCIAL METALS CO.	506,400
		506,400	3.16
TOTAL COMMON STOCK (Cost: $15,072,029)		16,838,356	105.02

TOTAL INVESTMENTS (Cost: $15,072,029)		16,838,356	105.02

OTHER ASSETS LESS LIABILITIES		(805,132)	(5.02)

TOTAL NET ASSETS		16,033,224	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund

Statement of Investments (Unaudited)

as of September 30, 2007

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			12.80
APPAREL - RETAIL
145,000	ASHWORTH, INC. *	891,750
		891,750	0.58
AUTO PARTS & EQUIP
276,200	AMERIGON INC. *	4,781,022
320,000	NOBLE INTERNATIONAL LTD.	6,812,800
		11,593,822	7.56
HOME FURNISHINGS
130,000	CRAFTMADE INTERNATIONAL INC.	1,527,500
		1,527,500	1.00
SPECIALTY STORES
235,000	CONNS INC. *	5,614,150
		5,614,150	3.66
CONSUMER STAPLES			2.90
PERSONAL PRODUCTS
63,000	CHATTEM INC. *	4,442,760
		4,442,760	2.90
ENERGY			22.83
OIL & GAS DRILLING
455,000	INFINITY ENERGY RESOURCES INC. *	550,550
296,000	TOREADOR RESOURCES CORP. *	3,501,680
		4,052,230	2.64
OIL & GAS EQUIP/SERV
135,000	MATRIX SERVICE CO. *	2,828,250
362,000	MITCHAM INDUSTRIES INC. *	6,979,360
		9,807,610	6.39
OIL & GAS EXPLR/PROD
65,000	CHESAPEAKE ENERGY CORP.	2,291,900
70,000	DENBURY RESOURCES INC. *	3,128,300
260,000	QUEST RESOURCE CORP. *	2,509,000
		7,929,200	5.17
OIL&GAS REF/MKT/TRAN
180,000	HORNBECK OFFSHORE SERVICES, INC. *	6,606,000
150,000	KIRBY CORP. *	6,621,000
		13,227,000	8.62

FINANCIAL			11.48
REGIONAL BANKS
140,000	EAST WEST BANCORP, INC.	5,034,400
290,000	NARA BANCORP INC.	4,529,800
		9,564,200	6.24
SPECIALIZED FINANCE
380,000	EZCORP INC. A *	5,111,000
125,000	FIRST CASH FINANCIAL SERVICES, INC. *	2,927,500
		8,038,500	5.24
HEALTH CARE			4.32
MANAGED HEALTH CARE
460,000	AMERICA SERVICES GROUP *	5,221,000
360,000	UNITED AMERICAN HEALTHCARE CORP. *	1,407,600
		6,628,600	4.32
INDUSTRIALS			28.48
BUILDING PRODUCTS
195,000	APOGEE ENTERPRISES INC.	5,058,300
		5,058,300	3.30
DIVERSIFIED COML SRV
380,000	DARLING INTERNATIONAL INC. *	3,758,200
137,800	FURMANITE CORP. *	1,253,980
205,000	MOBILE MINI INC. *	4,952,800
140,000	TEAM INC. *	3,833,200
		13,798,180	9.00
ENVIROMENTAL SERVICE
280,000	AMERICAN ECOLOGY CORP.	5,933,200
150,000	TETRA TECHNOLOGIES INC. *	3,168,000
		9,101,200	5.93
RAILROADS & TRUCKING
203,000	FROZEN FOOD EXPRESS INDUSTRIES INC.	1,366,190
225,000	SAIA INC. *	3,719,250
350,000	US XPRESS ENTERPRISES INC. *	6,916,000
225,000	VITRAN CORPORATION, INC. *	3,726,000
		15,727,440	10.25
INFORMATION TECHNOLOGY			7.71
APPLICATION SOFTWARE
600,000	INTERVOICE INC. *	5,634,000
		5,634,000	3.67
COMPUTER STORAGE/PER
600,000	ADAPTEC INC. *	2,292,000
		2,292,000	1.49

SYSTEMS: SOFTWARE
292,300	TYLER TECHNOLOGIES INC. *	3,902,205
		3,902,205	2.54
MATERIALS			9.22
SPECIALTY CHEMICALS
239,900	TERRA INDUSTRIES INC. *	7,499,274
		7,499,274	4.89
STEEL
210,000	COMMERCIAL METALS CO.	6,646,500
		6,646,500	4.33
TELECOMMUNICATION SERVICES			3.79
INTG TELECOMM SRVCS
460,000	PREMIERE GLOBAL SERVICES INC. *	5,819,000
		5,819,000	3.79
TOTAL COMMON STOCK (Cost: $128,041,281)		158,795,421	103.54

TOTAL INVESTMENTS (Cost: $128,041,281)		158,795,421	103.54

OTHER ASSETS LESS LIABILITIES		(5,429,364)	(3.54)

TOTAL NET ASSETS		153,366,057	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Item 2.	Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 28, 2007

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 28, 2007